Mineral Properties and Exploration and Evaluation Assets (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
Balance at December 31	$ 375,656
Balance at December 31	405,410	$ 375,656
Accumulated Depreciation
Balance at December 31	375,656
Balance at December 31	405,410	375,656
NET BOOK VALUE at December 31,	405,410	375,656
Gross carrying amount [member]
Cost
Balance at December 31	509,638	306,403
Additions	59,138	204,189
Changes in closure and reclamation provision	682	171
Disposals	(1,744)	(1,125)
Balance at December 31	567,714	509,638
Accumulated Depreciation
Balance at December 31	509,638	306,403
Disposals	1,744	1,125
Balance at December 31	567,714	509,638
NET BOOK VALUE at December 31,	567,714	509,638
Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	(133,982)	(106,887)
Disposals	1,126	825
Balance at December 31	(162,304)	(133,982)
Accumulated Depreciation
Balance at December 31	(133,982)	(106,887)
Disposals	(1,126)	(825)
Balance at December 31	(162,304)	(133,982)
NET BOOK VALUE at December 31,	(162,304)	(133,982)
Mineral Properties and Exploration and Evaluation Assets [member]
Cost
Balance at December 31	353,519
Balance at December 31	385,717	353,519
Accumulated Depreciation
Balance at December 31	353,519
Balance at December 31	385,717	353,519
NET BOOK VALUE at December 31,	385,717	353,519
Mineral Properties and Exploration and Evaluation Assets [member] | Gross carrying amount [member]
Cost
Balance at December 31	524,376	460,885
Additions	45,947	51,371
Changes in closure and reclamation provision	8,657	14,636
Write-downs	(1,421)
Disposals		(2,516)
Balance at December 31	577,559	524,376
Accumulated Depreciation
Balance at December 31	524,376	460,885
Disposals		2,516
Balance at December 31	577,559	524,376
NET BOOK VALUE at December 31,	577,559	524,376
Mineral Properties and Exploration and Evaluation Assets [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	(170,857)	(148,085)
Disposals	543
Balance at December 31	(191,842)	(170,857)
Accumulated Depreciation
Balance at December 31	(170,857)	(148,085)
Disposals	(543)
Depletion	21,528	22,772
Balance at December 31	(191,842)	(170,857)
NET BOOK VALUE at December 31,	(191,842)	(170,857)
Mineral Properties [member]
Cost
Balance at December 31	7,933	7,797
Additions	1,298	2,652
Write-downs	(188)	(2,516)
Balance at December 31	9,043	7,933
Accumulated Depreciation
Balance at December 31	7,933	7,797
Balance at December 31	9,043	7,933
NET BOOK VALUE at December 31,	9,043	7,933
Caylloma Plant and Mine Equipment [member] | Depletable [member]
Cost
Balance at December 31	53,809
Balance at December 31	53,297	53,809
Accumulated Depreciation
Balance at December 31	53,809
Balance at December 31	53,297	53,809
NET BOOK VALUE at December 31,	53,297	53,809
Caylloma Plant and Mine Equipment [member] | Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	128,244	121,625
Additions	3,833	6,396
Changes in closure and reclamation provision	2,599	223
Balance at December 31	134,676	128,244
Accumulated Depreciation
Balance at December 31	128,244	121,625
Balance at December 31	134,676	128,244
NET BOOK VALUE at December 31,	134,676	128,244
Caylloma Plant and Mine Equipment [member] | Depletable [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	(74,435)	(68,207)
Balance at December 31	(81,379)	(74,435)
Accumulated Depreciation
Balance at December 31	(74,435)	(68,207)
Depletion	6,944	6,228
Balance at December 31	(81,379)	(74,435)
NET BOOK VALUE at December 31,	(81,379)	(74,435)
San Jose Property Plant and Mine Equipment [member] | Depletable [member]
Cost
Balance at December 31	87,911
Balance at December 31	82,275	87,911
Accumulated Depreciation
Balance at December 31	87,911
Balance at December 31	82,275	87,911
NET BOOK VALUE at December 31,	82,275	87,911
San Jose Property Plant and Mine Equipment [member] | Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	184,333	175,609
Additions	8,310	7,838
Changes in closure and reclamation provision	1,328	886
Write-downs	(1,233)
Balance at December 31	192,738	184,333
Accumulated Depreciation
Balance at December 31	184,333	175,609
Balance at December 31	192,738	184,333
NET BOOK VALUE at December 31,	192,738	184,333
San Jose Property Plant and Mine Equipment [member] | Depletable [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	(96,422)	(79,878)
Disposals	543
Balance at December 31	(110,463)	(96,422)
Accumulated Depreciation
Balance at December 31	(96,422)	(79,878)
Disposals	(543)
Depletion	14,584	16,544
Balance at December 31	(110,463)	(96,422)
NET BOOK VALUE at December 31,	(110,463)	(96,422)
Lindero Project [member] | Non Depletable [member]
Cost
Balance at December 31	203,866
Balance at December 31	241,102	203,866
Accumulated Depreciation
Balance at December 31	203,866
Balance at December 31	241,102	203,866
NET BOOK VALUE at December 31,	241,102	203,866
Lindero Project [member] | Non Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	203,866	155,854
Additions	32,506	34,485
Changes in closure and reclamation provision	4,730	13,527
Balance at December 31	241,102	203,866
Accumulated Depreciation
Balance at December 31	203,866	155,854
Balance at December 31	241,102	203,866
NET BOOK VALUE at December 31,	241,102	203,866
Other Mineral Properties and Exploration and Evaluation Assets [member]
Cost
Balance at December 31	225	73
Additions	967	152
Write-downs	(188)
Balance at December 31	1,004	225
Accumulated Depreciation
Balance at December 31	225	73
Balance at December 31	1,004	225
NET BOOK VALUE at December 31,	1,004	225
Other Mineral Properties and Exploration and Evaluation Assets [member] | Non Depletable [member]
Cost
Balance at December 31	7,933
Balance at December 31	9,043	7,933
Accumulated Depreciation
Balance at December 31	7,933
Balance at December 31	9,043	7,933
NET BOOK VALUE at December 31,	9,043	7,933
Other Mineral Properties and Exploration and Evaluation Assets [member] | Non Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	7,933	7,797
Additions	1,298	2,652
Write-downs	(188)
Disposals		(2,516)
Balance at December 31	9,043	7,933
Accumulated Depreciation
Balance at December 31	7,933	7,797
Disposals		2,516
Balance at December 31	9,043	7,933
NET BOOK VALUE at December 31,	9,043	7,933
Tlacolula E&EA | MEXICO
Cost
Balance at December 31	3,516	3,298
Additions	209	218
Balance at December 31	3,725	3,516
Accumulated Depreciation
Balance at December 31	3,516	3,298
Balance at December 31	3,725	3,516
NET BOOK VALUE at December 31,	3,725	3,516
Pachuca E&EA | MEXICO
Cost
Additions		962
Write-downs		(962)
Arizaro E&EA | ARGENTINA
Cost
Balance at December 31	936	934
Additions		2
Balance at December 31	936	936
Accumulated Depreciation
Balance at December 31	936	934
Balance at December 31	936	936
NET BOOK VALUE at December 31,	936	936
Esperanza E&EA | ARGENTINA
Cost
Balance at December 31		788
Write-downs		(788)
Accumulated Depreciation
Balance at December 31		788
NET BOOK VALUE at December 31,		788
Incachule E&EA | ARGENTINA
Cost
Balance at December 31		766
Write-downs		(766)
Accumulated Depreciation
Balance at December 31		766
NET BOOK VALUE at December 31,		766
Barje E&EA [Member] | SERBIA
Cost
Balance at December 31	3,256	1,938
Additions	122	1,318
Balance at December 31	3,378	3,256
Accumulated Depreciation
Balance at December 31	3,256	1,938
Balance at December 31	3,378	3,256
NET BOOK VALUE at December 31,	$ 3,378	$ 3,256